Capital and other commitments - Additional Information (Detail) - USD ($)	Dec. 31, 2018	Dec. 31, 2017
Disclosure of capital and other commitments [line items]
Unutilised facilities provided by banks	$ 5,000,000	$ 5,000,000
Capital and other commitments	136,000,000	104,000,000
Associates [member]
Disclosure of capital and other commitments [line items]
Capital and other commitments	$ 0	$ 33,000,000